COMMITMENTS AND CONTINGENCIES - Purchase Obligation (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Purchase obligation
2024	$ 196,154
2025	43,924
2026	45,050
2027	17,909
2028 and onwards	$ 44,929